Future Minimum Lease Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Operating Leased Assets [Line Items]
2014	$ 112.2	6,115.9
2015	105.9	5,771.5
2016	100.7	5,492.8
2017	95.0	5,181.1
2018	79.3	4,323.5
Thereafter	187.4	10,216.6
Total	$ 680.5	37,101.4